Condensed Financial Information of Tingo Group, Inc (Details) - Schedule of consolidated statements of operations without tingo - Parent Company [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Operating expenses:
General and administrative	25,714	19,136
Amortization of intangible assets
Total operating expenses	25,714	19,136
Loss from operations	(25,714)	(19,136)
(Loss) gain of controlling equity investment held in Micronet
Finance income (expense), net	3,175	1,786
Loss before income tax expense	(22,539)	(17,350)
Income tax expense	330	81
Loss after income tax expense	(22,869)	(17,431)
Gain (loss) from equity investment	(24,200)	(18,997)
Net loss	$ (47,069)	$ (36,428)
Basic and diluted loss per share (in Dollars per share)	$ (0.36)	$ (0.32)
Basic and diluted (in Shares)	129,345,764	112,562,199